CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Cash dividends declared per common share (in dollars per share)	$ 3	$ 2.8	$ 2.6